PROVISIONS (Schedule of Provisions) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Provisions [Abstract]
Product warranty provision	$ 50	$ 50
Legal & regulatory provision	735	0
Disposal-related warranty settlement provision	150	0
Restructuring provision	1,594	0
Provisions	2,529	50
Current provisions	2,454	50
Non-current provisions	$ 75	$ 0